Note 10 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended March 31,
	2024	2023
Federal
Current	$4,248	$2,135
Deferred	473	3,425
	4,721	5,560
State
Current	927	1,384
Deferred	321	(99)
	1,248	1,285
Total	$5,969	$6,845

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended March 31,
	2024	2023
Income tax expense at U.S. federal statutory rate	21.0%	21.0%
Current year state and local income taxes net of federal income tax benefit	4.3	3.5
Other	0.3	(0.3)
Provision for income taxes	25.6%	24.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	March 31,
	2024	2023
Deferred tax liabilities:
Depreciation	$(6,451)	$(5,786)
Total deferred tax liabilities	(6,451)	(5,786)
Deferred tax assets:
Unrealized derivative loss - OCI	—	106
Inventory capitalization	552	548
Postretirement benefits other than pensions	26	25
Restricted stock compensation	77	91
Unrealized loss - mark to market derivatives	403	526
Other	136	133
Total deferred tax assets	1,194	1,429
Net deferred tax liability	$(5,257)	$(4,357)